Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of Inventories

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Production supplies	76,961	72,840
Work in progress (Note (i))	127,744	248,181
	204,705	321,021

Note:

(i)Work in progress represents vehicles in the process of landing deployment for sale.

Schedule of inventories recognized as cost of revenue

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Carrying amounts of inventories sold	27,739	46,055	229,221
Write down of inventories	6,399	25,661	6,946
	34,138	71,716	236,167